Financial instruments - valuation - Assets at Amortised Cost (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Fair value of assets
Financial Assets	£ 745,367	£ 714,553
Cash and balances at central banks
Fair value of assets
Financial Assets	76,743	85,182
Loans to banks - amortised cost | Financial assets at amortised cost
Fair value of assets
Financial Assets	7,300	7,000
Loans to customers - amortised cost | Financial assets at amortised cost
Fair value of assets
Financial Assets	435,900	418,900
Financial assets, other | Financial assets at amortised cost
Fair value of assets
Financial Assets	35,100	36,600
Not measured at fair value in statement of financial position but for which fair value is disclosed | Loans to banks - amortised cost | Financial assets at amortised cost
Fair value of assets
Financial assets, at fair value	7,400	6,900
Not measured at fair value in statement of financial position but for which fair value is disclosed | Loans to customers - amortised cost | Financial assets at amortised cost
Fair value of assets
Financial assets, at fair value	430,700	414,500
Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial assets, other | Financial assets at amortised cost
Fair value of assets
Financial assets, at fair value	£ 35,000	£ 36,600